Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	313,599	193,785	308,348	181,972
Customer relationships	172,234	11,146	17,159	10,173
Patents and developed technology	106,250	16,272	39,685	16,123
Trademarks	44,704	5,610	49,861	2,952
License fees	15,561	6,756	15,669	5,617
Other	17,713	8,250	17,070	7,690

	670,061	241,819	447,792	224,527

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015 were as follows:

	Year ended December 31, 2016
	Office	Imaging System	Industry and Others	* 1 Unallocated	Total
	(Millions of yen)
Balance at beginning of year	142,551	53,474	282,918	—	478,943
Goodwill acquired during the year	863	—	4,589	492,678	498,130
Translation adjustments and other	(7,158)	(4,440)	(29,051)	—	(40,649)

Balance at end of year	136,256	49,034	258,456	492,678	936,424

	Year ended December 31, 2015
	Office	Imaging System	Industry and Others	Unallocated	Total
	(Millions of yen)
Balance at beginning of year	145,335	21,780	44,221	—	211,336
Goodwill acquired during the year	10,373	31,367	228,827	—	270,567
Translation adjustments and other	(13,157)	327	9,870	—	(2,960)

Balance at end of year	142,551	53,474	282,918	—	478,943

*1	Canon has not completed the allocation of goodwill to the segments for impairment testing which is attributable to the acquisition of TMSC as of December 31, 2016.